13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - CAD ($)	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018
Cash	$ 278,993		$ 322,984		$ 6,599
Restricted cash	83,070	[1]	29,546	[1]	$ 0
Fair Value, Inputs, Level 1
Cash	278,993		322,984
Restricted cash	83,070		29,546
Fair Value, Inputs, Level 2
Cash	0		0
Restricted cash	0		0
Fair Value, Inputs, Level 3
Cash	0		0
Restricted cash	$ 0		$ 0

[1]	Note 5.